UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Arch Indices VOI Absolute Income ETF
VWI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Arch Indices VOI Absolute Income ETF for the period of October 4, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.archindicesadvisors.com/etf/VWI. You can also request this information by contacting us at 1-646-389-2422.
On November 22, 2024, the Fund liquidated according to the Plan of Liquidation approved by the Board on November 6, 2024.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arch Indices VOI Absolute Income ETF	$50*	0.50%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses may have been higher if the Fund had been in operation for the full year.
**	Expense ratio is annualized.
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
For the period from inception through September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund had performance in-line with our expectations with regular monthly dividends, positive price performance, and lower daily realized price volatility.
Key market drivers of our portfolio:

Volatility in interest rate market based on quickly shifting Fed expectations
Outperformance of growth/momentum stocks relative to defensive/dividend stocks
Decreasing correlation between daily price performance of large-cap stocks and long-dated government bonds

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Arch Indices VOI Absolute Income ETF	PAGE 1	TSR-AR-00777X108

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/04/2023)
Arch Indices VOI Absolute Income ETF NAV	18.12%
Bloomberg U.S. Aggregate Bond Index	12.50%
Visit https://www.archindicesadvisors.com/etf/VWI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,939,929
Number of Holdings	123
Net Advisory Fee	$7,307
Portfolio Turnover	74%
Visit https://www.archindicesadvisors.com/etf/VWI for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top 10 Issuers	(%)
Janus Henderson AAA CLO ETF	28.0%
Blue Owl Capital Corp.	5.8%
Ares Capital Corp.	3.8%
iShares Broad USD High Yield Corporate Bond ETF	3.2%
PIMCO Dynamic Income Fund	2.0%
BCE, Inc.	1.8%
Blackstone Secured Lending Fund	1.8%
CME Group, Inc.	1.6%
Vanguard Intermediate-Term Corporate Bond ETF	1.5%
Vanguard Total Bond Market ETF	1.5%

Top Sectors	(%)
Financials	9.2%
Technology	4.7%
Materials	4.6%
Consumer Staples	4.3%
Communications	4.3%
Industrials	4.0%
Utilities	3.9%
Health Care	3.4%
Energy	3.3%
Consumer Discretionary	3.2%
Cash & Other	55.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.archindicesadvisors.com/etf/VWI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Arch Indices Investment Advisors LLC documents not be householded, please contact Arch Indices Investment Advisors LLC at 1-646-389-2422, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Arch Indices Investment Advisors LLC or your financial intermediary.
Arch Indices VOI Absolute Income ETF	PAGE 2	TSR-AR-00777X108

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2023	FYE 09/30/2024
(a) Audit Fees	N/A	$13,650
(b) Audit-Related Fees	N/A	None
(c) Tax Fees	N/A	$3,100
(d) All Other Fees	N/A	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2023	FYE 09/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2023	FYE 09/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Russell Emery, Brian Ferrie and Wan-Chong Kung.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Arch Indices VOI Absolute Income ETF
Ticker: VWI
ANNUAL REPORT TO SHAREHOLDERS
September 30, 2024

Arch Indices VOI Absolute Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 41.9%
Communications - 4.3%
AT&T, Inc.	170	$3,740
BCE, Inc.	999	34,764
Interpublic Group of Cos., Inc.	80	2,530
Telefonica Brasil SA - ADR	1,117	11,472
Telefonica SA - ADR	1,044	5,074
Verizon Communications, Inc.	142	6,378
Vodafone Group PLC - ADR	1,766	17,695
		81,653
Consumer Discretionary - 3.2%
Buckle, Inc.	281	12,355
Carter’s, Inc.	67	4,354
Cracker Barrel Old Country Store, Inc.	110	4,989
Darden Restaurants, Inc.	29	4,760
Magna International, Inc.	55	2,257
Restaurant Brands International, Inc.	59	4,255
Stellantis NV	648	9,105
Vail Resorts, Inc.	28	4,880
Wendy’s Co.	698	12,229
Whirlpool Corp.	32	3,424
		62,608
Consumer Staples - 4.3%
Altria Group, Inc.	481	24,550
Ambev SA - ADR	5,559	13,564
British American Tobacco PLC - ADR	715	26,155
Clorox Co.	18	2,932
Energizer Holdings, Inc.	106	3,367
Kimberly-Clark Corp.	42	5,976
Nu Skin Enterprises, Inc. - Class A	221	1,629
Philip Morris International, Inc.	28	3,399
Walgreens Boots Alliance, Inc.	407	3,647
		85,219
Energy - 3.3%
Baker Hughes Co.	56	2,024
Civitas Resources, Inc.	47	2,381
DT Midstream, Inc.	26	2,045
Eni SpA - ADR	292	8,851
Equinor ASA - ADR	418	10,588
Kinder Morgan, Inc.	440	9,720
Kinetik Holdings, Inc.	207	9,369
Pembina Pipeline Corp.	191	7,877
TC Energy Corp.	239	11,364
		64,219
Financials - 7.5%
American Financial Group, Inc./OH	63	8,480
Axis Capital Holdings Ltd.	71	5,652
Bank of Nova Scotia/The	137	7,465
Blackstone Secured Lending Fund	1,171	34,298
Citigroup, Inc.	127	7,950
CME Group, Inc.	141	31,112
Federated Hermes, Inc. - Class B	337	12,391

	Shares	Value
First Hawaiian, Inc.	275	$6,366
HSBC Holdings PLC - ADR	239	10,801
Morgan Stanley	49	5,108
Prudential Financial, Inc.	45	5,450
Truist Financial Corp.	172	7,356
Virtu Financial, Inc. - Class A	135	4,112
		146,541
Health Care - 3.4%
AbbVie, Inc.	45	8,887
Baxter International, Inc.	78	2,962
Bristol-Myers Squibb Co.	123	6,364
Cardinal Health, Inc.	39	4,310
Gilead Sciences, Inc.	63	5,282
GSK PLC - ADR	117	4,783
Medtronic PLC	57	5,132
Merck & Co., Inc.	38	4,315
Novartis AG - ADR	56	6,441
Pfizer, Inc.	279	8,074
Premier, Inc. - Class A	301	6,020
Viatris, Inc.	311	3,611
		66,181
Industrials - 4.0%
3M Co.	21	2,871
CNH Industrial NV	389	4,318
Copa Holdings SA - Class A	83	7,788
Frontline PLC	109	2,491
Garmin Ltd.	13	2,288
Honeywell International, Inc.	30	6,201
International Seaways, Inc.	128	6,600
Lockheed Martin Corp.	12	7,015
ManpowerGroup, Inc.	107	7,867
MSC Industrial Direct Co., Inc. - Class A	88	7,573
Paychex, Inc.	59	7,917
United Parcel Service, Inc. - Class B	52	7,090
Waste Management, Inc.	22	4,567
ZTO Express Cayman, Inc. - ADR	128	3,171
		77,757
Materials - 4.3%
Amcor PLC	963	10,911
Dow, Inc.	246	13,439
LyondellBasell Industries NV - Class A	221	21,194
Rio Tinto PLC - ADR	136	9,679
Vale SA - ADR	2,322	27,121
		82,344
Technology - 4.7%
Cisco Systems, Inc.	281	14,955
Corning, Inc.	102	4,605
Infosys Ltd. - ADR	231	5,144
International Business Machines Corp.	69	15,255
Juniper Networks, Inc.	90	3,508
Open Text Corp.	94	3,128

The accompanying notes are an integral part of these financial statements.

1

Arch Indices VOI Absolute Income ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Telefonaktiebolaget LM Ericsson - ADR	729	$5,526
Texas Instruments, Inc.	24	4,958
United Microelectronics Corp. - ADR	983	8,277
Western Union Co.	1,300	15,508
Xerox Holdings Corp.	1,000	10,380
		91,244
Utilities - 2.9%
Atlantica Sustainable Infrastructure PLC	492	10,814
Duke Energy Corp.	45	5,189
Evergy, Inc.	157	9,736
Fortis, Inc./Canada	127	5,771
National Grid PLC - ADR	181	12,610
PNM Resources, Inc.	283	12,386
		56,506
TOTAL COMMON STOCKS (Cost $767,038)		814,272
EXCHANGE TRADED FUNDS - 38.0%
iShares Broad USD High Yield Corporate Bond ETF	1,632	61,445
Janus Henderson AAA CLO ETF(a)	10,692	544,009
Vanguard Intermediate-Term Corporate Bond ETF	356	29,815
Vanguard Intermediate-Term Treasury ETF	489	29,545
Vanguard Short-Term Inflation-Protected Securities ETF	240	11,834
Vanguard Tax-Exempt Bond Index ETF	142	7,259
Vanguard Total Bond Market ETF	395	29,668
Vanguard Total International Bond ETF	442	22,224
TOTAL EXCHANGE TRADED FUNDS (Cost $724,270)		735,799
CLOSED END FUNDS - 13.0%
Ares Capital Corp.	3,526	73,834
Blue Owl Capital Corp.	7,754	112,976
Main Street Capital Corp.	448	22,463
PIMCO Dynamic Income Fund	1,906	38,635
Prospect Capital Corp.	763	4,082
TOTAL CLOSED END FUNDS (Cost $250,793)		251,990
REAL ESTATE INVESTMENT TRUSTS - 3.6%
Easterly Government Properties, Inc.	228	3,096
EPR Properties	223	10,936
Gaming and Leisure Properties, Inc.	50	2,573
Healthcare Realty Trust, Inc.	189	3,430

	Shares	Value
Omega Healthcare Investors, Inc.	76	$3,093
PennyMac Mortgage Investment Trust	462	6,588
Rithm Capital Corp.	2,106	23,903
Sabra Health Care REIT, Inc.	596	11,092
Starwood Property Trust, Inc.	289	5,890
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,624)		70,601
PREFERRED STOCKS - 3.0%
Financials - 1.7%
Banco Bradesco SA 0.00%,	5,656	15,045
Bancolombia SA 0.00%,	556	17,447
		32,492
Materials - 0.3%
Gerdau SA Series 0, 0.00%,	1,464	5,124
Utilities - 1.0%
Cia Energetica de Minas Gerais 0.00%,	9,681	19,943
TOTAL PREFERRED STOCKS (Cost $54,903)		57,559
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.82%(b)	2,199	2,199
TOTAL SHORT-TERM INVESTMENTS (Cost $2,199)		2,199
TOTAL INVESTMENTS - 99.6% (Cost $1,861,827)		$1,932,420
Other Assets in Excess of Liabilities - 0.4%		7,509
TOTAL NET ASSETS - 100.0%		$1,939,929

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
ETF - Exchange Trade Fund
REIT - Real Estate Investment Trust
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Arch Indices VOI Absolute Income ETF
Statement of Assets and Liabilities
September 30, 2024

Assets:
Investments in securities at value (cost $1,861,827)	$1,932,420
Receivables:
Dividends and interest	8,300
Total assets	1,940,720
Liabilities:
Payables:
Due to Investment Advisor	791
Total liabilities	791
Net Assets	$ 1,939,929
Components of Net Assets:
Paid-in capital	$1,892,142
Total distributable earnings	47,787
Net assets	$ 1,939,929
Net assets	$1,939,929
Shares issued and outstanding (unlimited number of shares authorized, no par value)	70,000
Net asset value per share	$27.71

The accompanying notes are an integral part of these financial statements.

3

Arch Indices VOI Absolute Income ETF
Statement of Operations
For the Period Ended September 30, 2024*

Investment Income:
Dividend and interest income (Net of foreign tax on dividends of $2,258)	$100,930
Total investment income	100,930
Expenses:
Advisory fees	8,769
Total expenses	8,769
Expenses Waived (See Note 3)	(1,462)
Net expenses	7,307
Net investment income	93,623
Realized and Unrealized Gain on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(32,671)
In-Kind Transactions	101,631
Net realized gain	68,960
Net change in unrealized appreciation on investments	70,593
Net realized and unrealized gain on investments and in-kind transactions	139,553
Net Increase in Net Assets Resulting from Operations	$233,176

*	Commencement of operations on October 4, 2023.
The accompanying notes are an integral part of these financial statements.

4

Arch Indices VOI Absolute Income ETF
Statement of Changes in Net Assets

For the Period* Ended September 30, 2024
Operations:
Net investment income	$93,623
Net realized gain on investments and in-kind transactions	68,960
Net change in unrealized appreciation on investments	70,593
Net increase in net assets resulting from operations	233,176
Distributions to shareholders:
From distributable earnings	(88,896)
Total distributions to shareholders	(88,896)
Capital Transactions:
Proceeds from shares sold	3,118,760
Cost of shares repurchased	(1,323,111)
Net increase in net assets from capital transactions	1,795,649
Net increase in net assets	$1,939,929
Net Assets:
Beginning of period	—
End of period	$1,939,929
Capital Share Transactions:
Shares sold	120,000
Shares repurchased	(50,000)
Net increase in shares outstanding	70,000

*	Commencement of operations on October 4, 2023.
The accompanying notes are an integral part of these financial statements.

5

Arch Indices VOI Absolute Income ETF
Financial Highlights
For a capital share outstanding throughout the period:

For the Period* Ended September 30, 2024
Net asset value, beginning of period	$24.82
Investment Operations:
Net investment income(1)	1.70
Net realized and unrealized gain on investments	2.70
Total from Investment Operations	4.40
Less Distributions from:
Net investment income	(1.51)
Total distributions	(1.51)
Net asset value, end of period	$27.71
Total return	18.12%(2)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,940
Ratios to average net assets
Gross expenses before waiver	0.60%(3)(4)
Net expenses after waiver	0.50%(3)(4)
Net investment income	6.41%(3)
Portfolio turnover rate(5)	74%(2)

*	Commencement of operations on October 4, 2023.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.
The accompanying notes are an integral part of these financial statements.

6

Arch Indices VOI Absolute Income ETF
Notes to Financial Statements
September 30, 2024
Note 1 – Organization
Arch Indices VOI Absolute Income ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Arch Indices Investment Advisors, LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 4, 2023. The investment objective of the Fund seeks to track the performance, before fees and expenses, of the Arch Indices VOI Absolute Income Index (the “Index”). Vident Asset Management (“Vident”) serves as the Sub-Advisor to the Fund.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund's custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
On November 22, 2024, the Fund liquidated according to the Plan of Liquidation approved by the Board on November 6, 2024.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. Redeemable securities issued by registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.

7

Arch Indices VOI Absolute Income ETF
Notes to Financial Statements
September 30, 2024(Continued)
When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, who is the Fund’s Valuation Designee in accordance with Rule 2a-5, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 –
significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Assets
Long-Term Investments
Common Stocks	$814,272	$—	$—	$814,272
Exchange-Traded Funds	735,799	—	—	735,799
Closed-End Funds	251,990	—	—	251,990
Real Estate Investment Trusts	70,601	—	—	70,601
Preferred Stocks	57,559	—	—	57,559
Total Long-Term Investments	1,930,221	—	—	1,930,221
Short-Term Investments	2,199	—	—	2,199
Total Investments	$1,932,420	$ —	$ —	$1,932,420

See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Advisor pays any Trust-level expenses allocated to the Fund.

8

Arch Indices VOI Absolute Income ETF
Notes to Financial Statements
September 30, 2024(Continued)
(C)
Distributions to shareholders – Distributions of net investment income, if any, are distributed monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.
(E)
REIT distribution – The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.60%. The Adviser has entered into a Sub-Advisory agreement with Vident for the Fund; the compensation for the sub-adviser is based on assets under management and is paid out of the Advisor’s advisory fees.
The management fee is a unitary fee, whereby the Advisor has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, legal fees in connection with arbitration or litigation, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Advisor has contractually agreed to waive 0.10% of its unitary management fee to reduce the unitary management fee to 0.50% (the “Fee Waiver”). The Fee Waiver will remain in effect through at least October 31, 2024, and may be terminated only by the Board. The Fee Waiver is not subject to recoupment by the Advisor.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

9

Arch Indices VOI Absolute Income ETF
Notes to Financial Statements
September 30, 2024(Continued)
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2024, were as follows:

Purchases	$1,155,885
Sales	$1,296,264

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2024, were as follows:

Purchases In-Kind	$3,113,405
Sales In-Kind	$1,179,610

Note 5 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 6 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to September 30, 2024, through the date the financial statements have been issued. Please refer to Note 1 for information regarding the liquidation of the Fund. Other than disclosed, there were no other significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
Note 7 – Federal Income Tax Information
At September 30, 2024, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$1,866,354
Gross Unrealized Appreciation	99,428
Gross Unrealized Depreciation	(33,362)
Net Unrealized Appreciation on Investments	66,066
Undistributed Ordinary Income	4,727
Other Accumulated Loss	(23,006)
Total Distributable Earnings	$47,787

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In this Fund the reclass is due to redemption in-kind tax adjustments. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Distributable Earnings	Paid In Capital
$ (96,493)	$96,493

10

Arch Indices VOI Absolute Income ETF
Notes to Financial Statements
September 30, 2024(Continued)
The tax character of distributions paid during the period ended September 30, 2024 was as follows:

Distributions Paid From:	Period Ended September 30, 2024
Ordinary Income	$88,896
Total Distributions Paid	$88,896

At September 30, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Short-Term
$ (23,006)

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Arch Indices VOI Absolute Income ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Arch Indices VOI Absolute Income ETF (the “Fund”), a series of Advisor Managed Portfolios, as of September 30, 2024, the related statements of operations and changes in net assets and the financial highlights for the period October 4, 2023 (commencement of operations) through September 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, the changes in net assets and the financial highlights for the period October 4, 2023 (commencement of operations) through September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 1, on November 22, 2024, the Fund liquidated according to a Plan of Liquidation. Our opinion is not modified with respect to this matter.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

12

Arch Indices VOI Absolute Income ETF
Additional Information
September 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-646-389-2422 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.archindicesadvisors.com.
Tax Information
For the year ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 50.73%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2024 was 24.35%.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

Investment Advisor
Arch Indices Investment Advisors LLC
401 Park Avenue South, 10th Floor
New York, New York 10016
Investment Sub-Advisor
Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/6/2024